Total revenue and income	6 Months Ended
Jun. 30, 2019
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Total revenue and income
19.	Total revenue and income

	Three-month period		Six-month period
	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018

Gross revenue from transaction activities and other services	914,123	599,922	1,740,333	1,113,997
Gross revenue from sales	92,123	128,060	185,853	257,738
Gross financial income (i)	500,973	347,931	937,433	636,350
Other financial income (ii)	30,176	64,532	70,424	180,892

Total gross revenue and income	1,537,395	1,140,445	2,934,043	2,188,977

Deductions from gross revenue from transactions activities and other services (iii)	(115,174)	(84,673)	(228,389)	(155,900)
Deductions from gross revenue from sales (iv)	(28,669)	(38,651)	(54,810)	(74,343)
Deductions from gross financial income (v)	(3,806)	(15,336)	(9,762)	(28,917)
Total deductions from gross revenue and income	(147,649)	(138,661)	(292,961)	(259,160)

Total revenue and income	1,389,746	1,001,785	2,641,082	1,929,817

(i)	Includes (a) interest income from early payment of notes payable to third parties and (b) interest on accounts receivable due in installments.

(ii)	The decrease in the period refers to foreign exchange gain on the currency conversion of the IPO and follow on proceeds, for the six-month period ended June 30, 2018 in the amount of R$117,245.

(iii)	Deductions consist of transactions taxes.

(iv)	Deductions are composed of sales taxes and returns.

(v)	Deductions consist of taxes on financial income.